Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time, based on business needs, changing compensation practices, or other factors, in the discretion of the Committee. The Committee generally grants equity-based awards only during an “open window” period following the release of our quarterly or annual financial results.
Award Timing Method	We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time, based on business needs, changing compensation practices, or other factors, in the discretion of the Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee generally grants equity-based awards only during an “open window” period following the release of our quarterly or annual financial results.